Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Entity Registrant Name	AVINO SILVER & GOLD MINES LTD.
Entity Central Index Key	0000316888
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Mar. 31, 2022
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2022
Document Quarterly Report	true
Document Transition Report	false
Entity File Number	001-35254
Entity Address Address Line 1	Suite 900
Entity Address Address Line 2	570 Granville Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6C 3P1